Document and Entity Information Document	Feb. 24, 2021
Document Information [Line Items]
Entity Central Index Key	0000082166
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Registrant Name	RAVEN INDUSTRIES, INC.
Entity Incorporation, State or Country Code	SD
Entity File Number	001-07982
Entity Tax Identification Number	46-0246171
Entity Address, Address Line One	205 East 6th Street, P.O. Box 5107
Entity Address, City or Town	Sioux Falls,
Entity Address, Postal Zip Code	57117-5107
Entity Address, State or Province	SD
City Area Code	605
Local Phone Number	336-2750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	RAVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false